Income tax (Narrative) (Details) ¥ in Thousands	Dec. 31, 2015 CNY (¥) item
Income tax [Abstract]
Operating loss carryforwards | ¥	¥ 31,207
Number of subsidiaries provided valuation allowance | item	2